Inventories	6 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of September 30, 2020 and March 31, 2020 consisted of the following:

	September 30, 2020	March 31, 2020

Raw materials	$350,797	$404,457
Finished goods	540,967	533,691
Provision for inventory	(24,483)	(45,381)
Total inventories, net	$867,281	$892,767